Summary of Significant Accounting Policies - Summary of Roll-Forward of Level 3 Contingent Consideration (Details) - Staffing 360 Solutions, Inc. [Member] - Key Resources Inc [Member] - USD ($)
$ in Thousands
12 Months Ended
	Dec. 30, 2023	Dec. 30, 2022
Asset Acquisition, Contingent Consideration [Line Items]
Balance at December 31, 2022		$ 4,054
Headway deferred consideration		4,290
Balance at December 31, 2022	$ 9,054	$ 8,344
Headway Earnout	$ 710